Other non-current assets and Trade and other current assets (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Other Non-current Assets andTrade and Other Current Assets

	2018	2017	2016
	(€’000)
Other non-current assets
Data-center-related prepaid expenses	4,305	2,708	3,507
Rental and other supplier deposits	4,069	3,736	3,056
Collateralized cash	3,524	3,529	3,328
Deferred setup cost	2,413	2,806	1,502
Deferred financing costs	1,741	—	142
Deferred rent related stamp duties	791	895	379
	16,843	13,674	11,914

Summary of Trade and Other Current Assets
	2018		2017		2016
	(€’000)
Trade and other current assets
Trade receivables – net (Note 20)		99,904		113,518		91,451
Accrued revenue		41,754		36,575		34,560
Prepaid expenses and other current assets		27,061		16,745		15,992
Taxes receivable		24,029		12,415		5,416
Collateralized cash		12,865		533		402
	205,613		179,786		147,821